COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 6,482,231	$ 6,628,803	$ 9,429,920
Professional fees	54,527,948	62,248,074	71,633,534
Advertising and publicity	23,617,637	22,238,624	13,570,471
Taxes	51,544,990	52,847,464	58,462,219
Maintenance, security and services	53,549,912	60,066,187	56,299,747
Rent	154,270	148,087	190,213
Others	31,930,467	25,147,924	32,301,499
Total	$ 221,807,455	$ 229,325,163	$ 241,887,603